Asset Retirement Obligations (Details) - Sehedule of presents the activity for the AROs - Aria Energy LLC [Member] - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Sep. 14, 2021	Dec. 31, 2020
Asset Retirement Obligations (Details) - Sehedule of presents the activity for the AROs [Line Items]
Balance at beginning of period	$ 3,408	$ 6,536
Accretion expense	172	456
Revision to estimated cash flows
Transfer to liabilities classified as held for sale		(3,584)
Settlement of asset retirement obligation
Balance at end of period	$ 3,580	$ 3,408